Commissions and expenses (Tables)	12 Months Ended
Dec. 31, 2023
Aegon Ltd. [member]
Statement [LineItems]
Summary of Commissions and Expenses

	2023	2022

Employee expenses	82	82

Administration expenses	80	63

Cost sharing to group companies	(58)	(76)
Total	104	68